Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,211,236.69

Principal:
Principal Collections	$19,820,970.81
Prepayments in Full	$12,134,155.13
Liquidation Proceeds	$448,707.92
Recoveries	$(2,955.37)
Sub Total	$32,400,878.49
Collections	$35,612,115.18

Purchase Amounts:
Purchase Amounts Related to Principal	$199,721.99
Purchase Amounts Related to Interest	$1,277.00
Sub Total	$200,998.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,813,114.17

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$35,813,114.17
Servicing Fee	$764,855.46	$764,855.46	$0.00	$0.00	$35,048,258.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,048,258.71
Interest - Class A-2 Notes	$83,804.02	$83,804.02	$0.00	$0.00	$34,964,454.69
Interest - Class A-3 Notes	$192,820.83	$192,820.83	$0.00	$0.00	$34,771,633.86
Interest - Class A-4 Notes	$69,452.50	$69,452.50	$0.00	$0.00	$34,702,181.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,702,181.36
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$34,664,355.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,664,355.94
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$34,634,537.94
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,634,537.94
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$34,593,757.44
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,593,757.44
Regular Principal Payment	$31,347,649.68	$31,347,649.68	$0.00	$0.00	$3,246,107.76
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,246,107.76
Residuel Released to Depositor	$0.00	$3,246,107.76	$0.00	$0.00	$0.00
Total		$35,813,114.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$31,347,649.68
Total					$31,347,649.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$31,347,649.68	$75.48	$83,804.02	$0.20	$31,431,453.70	$75.68
Class A-3 Notes	$0.00	$0.00	$192,820.83	$0.46	$192,820.83	$0.46
Class A-4 Notes	$0.00	$0.00	$69,452.50	$0.65	$69,452.50	$0.65
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$31,347,649.68	$23.36	$454,501.27	$0.34	$31,802,150.95	$23.70

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$264,644,261.14	0.6372364	$233,296,611.46	0.5617544
Class A-3 Notes	$420,700,000.00	1.0000000	$420,700,000.00	1.0000000
Class A-4 Notes	$106,850,000.00	1.0000000	$106,850,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$884,284,261.14	0.6589105	$852,936,611.46	0.6355523

Pool Information
Weighted Average APR	4.360%	4.348%
Weighted Average Remaining Term	48.00	47.13
Number of Receivables Outstanding	45,698	44,690
Pool Balance	$917,826,555.69	$884,875,028.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$891,284,626.57	$859,442,703.97
Pool Factor	0.6781603	0.6538132

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$13,273,125.42
Yield Supplement Overcollateralization Amount	$25,432,324.09
Targeted Overcollateralization Amount	$31,938,416.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$31,938,416.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2013
Payment Date	12/16/2013
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		118	$347,954.12
(Recoveries)		14	$(2,955.37)
Net Losses for Current Collection Period			$350,909.49
Cumulative Net Losses Last Collection Period			$1,418,444.61
Cumulative Net Losses for all Collection Periods			$1,769,354.10

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.46%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.12%	454	$9,926,633.71
61-90 Days Delinquent	0.11%	48	$998,317.91
91-120 Days Delinquent	0.03%	10	$223,229.59
Over 120 Days Delinquent	0.02%	9	$211,504.15
Total Delinquent Receivables	1.28%	521	$11,359,685.36

Repossession Inventory:
Repossessed in the Current Collection Period		28	$754,805.29
Total Repossessed Inventory		38	$995,318.32

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3171%
Preceding Collection Period			0.3191%
Current Collection Period			0.4672%
Three Month Average			0.3678%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1004%
Preceding Collection Period			0.1050%
Current Collection Period			0.1499%
Three Month Average			0.1185%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer